Financial Instruments - Summary of Details of Security And Other Credit Supplementation (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Guarantee deposits	¥ 2,635	¥ 2,590